PROPERTY, PLANT, & EQUIPMENT (Details Narrative) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Depreciation	$ 17.2	$ 47.7